NET EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Line Items]
Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$ 16,198	$ 15,520	$ 15,880
Weighted average ordinary shares outstanding:
Denominator for basic net earnings per share	44,247,556	43,287,523	36,835,163
Effect of dilutive securities	204,510	17,291	458,753
Denominator for diluted net earnings per share	44,452,066	43,304,814	37,293,916
Basic earnings per share	$ 0.37	$ 0.36	$ 0.43
Diluted earnings per share	$ 0.36	$ 0.36	$ 0.43